Filed pursuant to Rule 497
File No. 333-191925

FS INVESTMENT CORPORATION III

Supplement dated January 18, 2017

to

Prospectus dated April 29, 2016

This supplement contains information which amends, supplements or modifies certain information contained in the Prospectus of FS Investment Corporation III dated April 29, 2016, as previously supplemented and amended (as so supplemented and amended, the “Prospectus”). Capitalized terms used in this supplement have the same meanings as in the Prospectus, unless otherwise stated herein.

You should carefully consider the “Risk Factors” beginning on page 37 of the Prospectus before you decide to invest in shares of our common stock.

Suitability Standards

This supplement supplements and amends (i) the section of the Prospectus entitled “Suitability Standards” beginning on page i of the Prospectus by adding the following after the second subsection of the second paragraph thereof and (ii) the section of the Prospectus entitled “Suitability Standards” beginning on page 234 of the Prospectus by adding the following after the second subsection of the third paragraph thereof:

Iowa—Investors who reside in the state of Iowa must have either (i) a minimum annual gross income of at least $100,000 and a minimum liquid net worth of at least $100,000 or (ii) a minimum liquid net worth of at least $350,000. In addition, an Iowa investor’s aggregate investment in FS Investment Corporation III and shares of other non-traded business development companies may not exceed ten (10%) of his or her liquid net worth. For these purposes, “liquid net worth” is defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles, minus total liabilities) that consists of cash, cash equivalents and readily marketable securities. Investors who are accredited investors as defined in 17 CFR 230.501 are not subject to the foregoing investment concentration limit.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

This supplement supplements and amends the section of the Prospectus entitled “Management’s Discussion and Analysis of Financial Condition and Results of Operations—Financial Condition, Liquidity and Capital Resources—Financing Arrangements—Deutsche Bank Credit Facility” by adding the following after the last sentence of the first paragraph thereof:

On January 12, 2017, Dunlap Funding entered into an amendment to the Deutsche Bank credit facility to increase the aggregate principal amount of available borrowings to $350,000 from $250,000 on a committed basis.

Form of Subscription Agreement

This supplement supplements and amends the Prospectus by replacing in its entirety the Form of Subscription Agreement found in Appendix A of the Prospectus with the Form of Subscription Agreement attached hereto as Appendix A.

APPENDIX A—FORM OF SUBSCRIPTION AGREEMENT

FS INVESTMENT CORPORATION III

Institutional Subscription Agreement V2.1

The undersigned hereby tenders this subscription and applies for the purchase of the dollar amount of shares of common stock (the “Shares”) of FS Investment Corporation III, a Maryland corporation (sometimes referred to herein as the “Company”), set forth below.

RIA must designate a qualified custodian in section 3.

1 Investment Mark initial or additional investment

Subscription amount $

☐ Initial investment ($25,000 minimum)*	☐ Additional investment ($500 minimum)
*The Company may waive this minimum in its sole and absolute discretion.

2 Ownership Select only one

Please complete part A of section 4.	Please complete part A of section 4.	Please complete part B of section 4.
SINGLE OWNER	QUALIFIED PLAN ACCOUNT	OTHER ACCOUNT
Supporting documents are required
☐ Individual	☐ Traditional IRA	☐ Qualified pension
To make a transfer on death (TOD) designation, attach a completed TOD form. TOD forms can be found on www.fsinvestments.com.	☐ Roth IRA	☐ Corporation: S-Corp
	☐ Rollover IRA	☐ Corporation: C-Corp
	☐ SIMPLE IRA	☐ Profit-sharing plan
	☐ SEP IRA	☐ Keogh
MULTIPLE OWNERS	☐ Beneficial IRA	☐ Partnership
☐ Community property	☐ Other	☐ Estate
☐ Tenants in common	(please specify)	☐ Trust
☐ Joint tenants with rights of survivorship		☐ 401(k)
☐ Other
To make a TOD designation, attach a completed TOD form. TOD forms can be found on www.fsinvestments.com.		(please specify)
The FS Trustee Certification of Investment Powers Form for Trust Accounts may be completed in lieu of providing trust documents. You can obtain this form by visiting www.fsinvestments.com.

MINOR ACCOUNT
☐ UGMA: State of
☐ UTMA: State of

3 Custodial arrangement If applicable

Name of custodian	Custodian phone #

Mailing address
	(street)	(city, state)	(ZIP)

To be completed by custodian above
Custodian tax ID #	Custodian authorization:
Custodian account #

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FS Investment Corporation III – Institutional Subscription Agreement V2.1

4 Investor information Please print

A	Individual owner/beneficial owner
(first, middle, last)

	SSN	Date of birth
(mm/dd/yyyy)

Joint owner/beneficial owner
(first, middle, last)

	SSN	Date of birth
(mm/dd/yyyy)

Mailing address
	(You must include a permanent U.S. street address even if your mailing address is a P.O. Box) (city, state)		(ZIP)

U.S. street address
	(Leave blank if your U.S. street address and mailing address are the same) (city, state)		(ZIP)

	Phone #	Email address

	CITIZENSHIP ☐ U.S. citizen ☐ Resident alien	☐ Non-resident alien (form W-8BEN is required)
	(country)		(country)

B	Trust/Corp/Partnership/Other

	SSN/Tax ID	Date of formation
(mm/dd/yyyy)

Mailing address
	(You must include a permanent U.S. street address even if your mailing address is a P.O. Box)	(city, state)	(ZIP)

U.S. street address
	(Leave blank if your U.S. street address and mailing address are the same)	(city, state)	(ZIP)

Trustee(s)/authorized person(s)

	Trustee(s)/authorized person(s) SSN	Date of birth
(mm/dd/yyyy)
Trustee(s)/authorized person(s) U.S. street address
	(street)	(city, state)	(ZIP)

In lieu of receiving documents by mail, you can enroll in the FS Investments Paperless Green Program. Please visit www.fsinvestments.com, and click the “Log into the investor portal” button. Follow this link to the electronic consent and fill out the required account information.

5 Distributions

If this election is not completed, the Company will default to sending the investor’s cash distributions to the custodian indicated in section 3.
I (we) hereby elect the distribution option indicated below:

☐	I (we) choose to participate in the Company’s distribution reinvestment plan.

The Company requires each investor who elects to have his or her distributions reinvested pursuant to the Company’s Distribution Reinvestment Plan to notify the Company and the registered investment adviser named in this Subscription Agreement in writing at any time there is a material change in his or her financial condition, including failure to meet the minimum gross income and net worth standards set forth in section 6 below.

☐	I (we) choose to have distributions sent to the Custodian of Record identified in section 3.

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FS Investment Corporation III – Institutional Subscription Agreement V2.1

6 Investor representations Initials are required for letters a–d and any state suitability requirement that may apply

Please carefully read and separately initial each of the representations below. In the case of joint investors, each investor must initial. Except in the case of fiduciary accounts, you may not grant any person power of attorney to make such representations on your behalf. In the case of sales to fiduciary accounts, these minimum standards shall be met by the beneficiary, the fiduciary account or by the donor or grantor who directly or indirectly supplies the funds to purchase the Shares if the donor or grantor is the fiduciary. In order to induce the Company to accept this subscription, I (we) hereby represent and warrant that:

		Owner (initials)	Joint owner (initials)

a)	I (we) have received a Prospectus for the Company relating to the Shares for which I am (we are) subscribing, wherein the terms and conditions of the offering are described.

b)	I (we) certify that I (we) have either (1) a net worth (not including home, furnishings, and personal automobiles) of at least $70,000 and an annual gross income of at least $70,000, or (2) a net worth (not including home, furnishings, and personal automobiles) of at least $250,000, or that I (we) meet the higher suitability requirements imposed by my (our) state of primary residence as set forth below and in the Prospectus for the Company relating to the Shares under “Suitability Standards.”

c)	I am (we are) purchasing Shares for my (our) own account.

d)	I (we) acknowledge that the Shares are not liquid, there is no public market for the Shares, and I (we) may not be able to sell the Shares.

e)

If I am (we are) a resident of Alabama, I (we) certify that I (we) have a liquid net worth of at least ten (10) times my (our) investment in FS Investment Corporation III and its affiliates. For these purposes, liquid net worth shall be defined as that portion of total net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

f)

If I am (we are) a resident of Idaho, I (we) certify that I (we) will not invest in the aggregate, more than 10% of my (our) liquid net worth in FS Investment Corporation III’s Shares. Liquid net worth is defined as that portion of net worth consisting of cash, cash equivalents and readily marketable securities.

g)

If I am (we are) a resident of Iowa, I (we) certify that I (we) have either (1) a minimum annual gross income of at least $100,000 and a minimum liquid net worth of at least $100,000 or (2) a minimum liquid net worth of at least $350,000. In addition, I (we) certify that my (our) aggregate investment in FS Investment Corporation III and shares of other non-traded business development companies does not exceed ten percent (10%) of my (our) liquid net worth. For these purposes, liquid net worth is defined as that portion of net worth (total assets exclusive of home, home furnishings, and automobiles, minus total liabilities) that consists of cash, cash equivalents and readily marketable securities. Investors who are accredited investors as defined in 17 CFR 230.501 are not subject to the foregoing investment concentration limit.

h)	If I am (we are) a resident of Kansas, I (we) acknowledge that it is recommended by the Office of the Securities Commissioner that I (we) limit my (our) aggregate investment in FS Investment Corporation III and other non-traded business development companies to not more than 10% of my (our) liquid net worth. For these purposes, liquid net worth shall be defined as that portion of total net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

i)

If I am (we are) a resident of Kentucky, I (we) certify that I (we) have either (1) a minimum annual gross income of $85,000 and a minimum net worth (as defined in the NASAA Omnibus Guidelines) of $85,000 or (2) a minimum net worth alone of $300,000. In addition, I (we) certify that I (we) will not invest more than 10% of my (our) liquid net worth in FS Investment Corporation III’s securities. For these purposes, liquid net worth shall be defined as that portion of total net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

j)

If I am (we are) a resident of Maine, I (we) acknowledge that the Maine Office of Securities recommends that my (our) aggregate investment in this offering and similar offerings not exceed 10% of my (our) liquid net worth. For this purpose, “liquid net worth” is defined as that portion of net worth that consists of cash, cash equivalents and readily marketable securities.

k)

If I am (we are) a resident of Massachusetts, I (we) hereby acknowledge that I (we) should not invest, in the aggregate, more than 10% of my (our) liquid net worth in FS Investment Corporation III’s Shares and in other non-traded direct participation programs. Liquid net worth shall be defined as that portion of an investor’s net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

l)

If I am (we are) a resident of Nebraska, I (we) certify that my (our) investment in FS Investment Corporation III’s Shares will not exceed 10% of my (our) net worth. An investment in FS Investment Corporation III by a Nebraska investor who is an accredited investor as defined in 17 CFR 230.501 is not subject to the suitability limitation in this section (k).

m)

If I am (we are) a resident of New Jersey, I (we) certify that my (our) investment in FS Investment Corporation III and other direct participation programs may not exceed 10% of my (our) liquid net worth. For these purposes, liquid net worth shall be defined as that portion of total net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

n)

If I am (we are) a resident of New Mexico, I (we) certify that I (we) will limit my (our) investment in non-traded business development companies, including my (our) investment in FS Investment Corporation III’s Shares and in FS Investment Corporation III’s affiliates, to a maximum of 10% of my (our) liquid net worth. Liquid net worth is that portion of my (our) net worth that is comprised of cash, cash equivalents and readily marketable securities.

o)

If I am (we are) a resident of North Dakota, I (we) certify that I (we) have a net worth of at least ten (10) times my (our) investment in FS Investment Corporation III and I (we) meet the suitability standards described under (b) above.

p)

If I am (we are) a resident of Ohio, I (we) certify that I (we) will limit my (our) investment in FS Investment Corporation III’s Shares, in FS Investment Corporation III’s affiliates and in other non-traded business development companies to not more than 10% of my (our) liquid net worth. Liquid net worth is that portion of my (our) net worth (total assets exclusive of primary residence, home furnishings and automobiles minus total liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

q)

If I am (we are) a resident of Oklahoma, I (we) certify that my (our) investment in FS Investment Corporation III’s Shares will not exceed 10% of my (our) net worth (excluding home, home furnishings and automobiles).

r)	If I am (we are) a resident of Oregon, I (we) certify that I (we) will limit my (our) investment in the offering to no more than 10% of my (our) net worth.

s)

If I am (we are) a resident of Tennessee, I (we) certify that I (we) have either (1) a minimum annual gross income of $85,000 and a minimum net worth of $85,000; or (2) a minimum net worth of $350,000 exclusive of home, home furnishings and automobiles. In addition, I (we) certify that my (our) investment in FS Investment Corporation III does not exceed 10% of my (our) liquid net worth. For these purposes, liquid net worth shall be defined as that portion of total net worth (total assets minus liabilities) that is comprised of cash, cash equivalents and readily marketable securities.

7 Important information Rights, certifications and authorizations

Substitute IRS Form W-9 Certification:

I (we) declare that the information supplied in this Subscription Agreement is true and correct and may be relied upon by the Company in connection with my (our) investment in the Company. Under penalties of perjury, I (we) certify that (1) the number shown in the Investor Social Security Number/Taxpayer Identification Number field in section 4 of this Subscription Agreement is my correct Taxpayer Identification Number (or I am waiting for a number to be issued to me); (2) I am not subject to backup withholding because (a) I am exempt from backup withholding, (b) I have not been notified by the Internal Revenue Service (IRS) that I am subject to backup withholding as a result of a failure to report all interest or dividends, or (c) the IRS has notified me that I am no longer subject to backup withholding; and (3) I am a U.S. person (including a non-resident alien).

NOTE: You must cross out item (2) above if you have been notified by the IRS that you are currently subject to backup withholding because you have failed to report all interest or dividends on your tax return.

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FS Investment Corporation III – Institutional Subscription Agreement V2.1

7 Important information Rights, certifications and authorizations (continued)

By signing below, you hereby acknowledge receipt of the prospectus of the Company relating to the Shares for which you have subscribed, as supplemented and amended through the date hereof (as so supplemented and amended, the “Prospectus”), not less than five (5) business days prior to the signing of this Subscription Agreement. The Prospectus is available at www.sec.gov. You are encouraged to read the Prospectus carefully before making any investment decisions. You agree that if your subscription is accepted, it will be held, together with the accompanying payment, on the terms described in the Prospectus. You agree that subscriptions may be rejected in whole or in part by the Company at its sole and absolute discretion. You understand that you will receive a confirmation of your purchase, subject to acceptance by the Company, within fifteen (15) days from the date your subscription is received and accepted, and that the sale of Shares pursuant to this Subscription Agreement will not be effective until at least five (5) business days after the date you have received a final Prospectus. Upon the original sale of Shares, you will be admitted as a stockholder no later than the last day of the calendar month following the date your subscription is accepted by the Company. Subsequent subscriptions shall be accepted or rejected by the Company within thirty (30) days of their receipt; if rejected, all funds (without interest) will be returned to you without deduction for any expenses within ten (10) business days from the date the subscription is rejected.

By signing below, you also acknowledge that you have been advised that the assignability and transferability of the Shares is restricted and governed by the terms of the Prospectus; there are risks associated with an investment in the Shares; and you should not invest in the Shares unless you have an adequate means of providing for your current needs and personal contingencies and have no need for liquidity in this investment.

The Company is required by law to obtain, verify and record certain personal information from you or persons on your behalf in order to establish the account. Required information includes name, date of birth, permanent residential address and Social Security/Taxpayer Identification Number. The Company may also ask you to provide other identifying documents. If you do not provide the information, the Company may not be able to open your account. By signing the Subscription Agreement, you agree to provide this information and confirm that this information is true and correct. You further agree that the Company may discuss your personal information and your investment in the Shares at any time with your then-current financial advisor. If the Company is unable to verify your identity, or that of another person(s) authorized to act on your behalf, or if the Company believes it has identified potentially criminal activity, the Company reserves the right to take action as the Company deems appropriate, which may include closing your account.

By signing below, you also acknowledge that:

An investment in the Shares is not suitable for you if you might need access to the money you invest in the foreseeable future.

•	You may not have access to the money you invest for an indefinite period of time.

•	You should not expect to be able to sell your Shares regardless of how the Company performs. If you are unable to sell your Shares, you will be unable to reduce your exposure on any market downturn.

•	The Company does not intend to list the Shares on any securities exchange during or for what may be a significant time after the offering period, and the Company does not expect a secondary market in the Shares to develop.

•	The Company has implemented a share repurchase program, but only a limited number of Shares will be eligible for repurchase. In addition, any such repurchases will be at the current institutional offering price in effect on the date of repurchase, which price may be less than what you paid for the shares being repurchased.

•	The Company’s distributions may be funded from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Company for investment. Any capital returned to you through distributions will be distributed after payment of fees and expenses.
•	The Company’s previous distributions were funded in significant part from the reimbursement of certain expenses, including through the waiver of certain investment advisory fees, that are subject to repayment to the Company’s affiliate Franklin Square Holdings, L.P., or FS Investments, and the Company’s future distributions may be funded from such waivers and reimbursements. Significant portions of these distributions may not be based on the Company’s investment performance and such waivers and reimbursements by FS Investments may not continue in the future. If FS Investments does not agree to reimburse certain of the Company’s expenses, including through the waiver of certain of its advisory fees, significant portions of these distributions may come from offering proceeds or borrowings. The repayment of any amounts owed to FS Investments will reduce the future distributions to which you would otherwise be entitled.

The IRS does not require your consent to any provision of this Subscription Agreement other than the certifications required to avoid backup withholding.

Owner or authorized person signature	Date (mm/dd/yyyy)	Joint owner or authorized person signature	Date (mm/dd/yyyy)

8 Registered investment adviser

The undersigned confirm on behalf of the registered investment adviser that (i) they are registered and/or properly licensed in the state in which the sale of the Shares to the investor executing this Subscription Agreement has been made and that the offering of the Shares is registered for sale in such state; (ii) they have reasonable grounds to believe that the information and representations concerning the investor identified herein are true, correct and complete in all respects; (iii) they have discussed such investor’s prospective purchase of Shares with such investor; (iv) they have advised such investor of all pertinent facts with regard to the fundamental risks of the investment, including the lack of liquidity and marketability of the Shares; (v) they have delivered a current Prospectus, to such investor; (vi) they have reasonable grounds to believe that the investor is purchasing these Shares for his or her own account; (vii) they have reasonable grounds to believe that the purchase of Shares is a suitable investment for such investor, that the undersigned will obtain and retain records relating to such investor’s suitability for a period of six (6) years, that such investor meets the suitability standards applicable to such investor set forth in the Prospectus, if any, that such investor is in a financial position to enable such investor to realize the benefits of such an investment and to suffer any loss that may occur with respect thereto and that such investor has an understanding of the fundamental risks of the investment, the background and qualifications of the persons managing the Company and the tax consequences of purchasing and owning Shares; and (viii) the purchase of Shares is in the best interests of the investor. The undersigned investment adviser representative further represents and certifies that in connection with this subscription for Shares, he or she has complied with and has followed all applicable policies and procedures under his or her firm’s existing Anti-Money Laundering Program and Customer Identification Program.

Registered investment adviser firm name		Phone

Investment adviser representative name		Fax
(first, middle, last)
Mailing address
(street)		(city, state)	(ZIP)
CRD number	Email address

Investment adviser representative signature	Date (mm/dd/yyyy)	Reg. investment adviser signature (if applicable)	Date (mm/dd/yyyy)

9 Investment instructions

Custodial accounts	By mail (Checks should be made payable to “FSIC III”)
Forward Subscription Agreement to the custodian	FSIC III	Regular mail	Express/overnight delivery
By wire transfer	c/o DST Systems Inc.	P.O. Box 219095	430 W. 7th Street
UMB Bank, N.A., ABA Routing #101000695,		Kansas City, MO 64121	Kansas City, MO 64105
FS Investment Corporation III, Account #9872061616			877-628-8575
Beneficial Owner(s) (include in memo field)

SA-IC3
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